Income Tax Benefit	12 Months Ended
Jun. 30, 2020
Income Tax Benefit [Abstract]
Income Tax Benefit

Note 4. Income Tax Benefit

	2020 A$	2019 A$
Unused tax losses for which no deferred tax asset has been recognized	40,018,956	37,202,960
Potential tax benefit @ 27.5%	11,005,213	10,230,814

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2020	30 June 2019
	A$	A$
Loss from continuing operations before income tax expense	(2,927,206)	(4,656,421)
Tax at the Australian tax rate of 27.5% (2019 27.5%)	(804,982)	(1,280,516)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(84,762)	(146,026)
Accounting expenditure subject to R&D tax incentive	194,855	335,693
Share-based payments	(146,826)	369,463
Net impact of other amounts not deductible (taxable)	(18,678)	38,656
Subtotal	(860,393)	(682,730)

Tax losses and other timing differences for which no deferred tax asset is recognized [1]	860,393	682,730
Income tax expense	—	—

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.